Interim Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Interim Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, Trade, provision for doubtful accounts	$ 6,551		$ 6,938
Common stock, par value		0.01		0.01
Common stock, shares authorized	27,000,000	27,000,000	27,000,000	27,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561